Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information is as follows:

		Weighted-Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at January 1, 2021	422,500	21.49
Granted	172,500	20.37
Forfeited	(172,500)	30.12
Outstanding at December 31, 2021	422,500	17.51	2.82
At December 31, 2021:
Vested and expected to vest	422,500	17.51	2.82	5
Exercisable	250,000	15.53	0.38	3

Schedule of Key Inputs and Assumptions in Stock Option Valuation Models	The weighted-average grant date fair value of stock options granted during 2021 was $9.82 per share.

2021
Valuation model	Monte Carlo
Exercise price ($)	20.37
Expected option term (in years)	2.00
Expected volatility of the Company’s stock (%)	60.00
Risk-free interest rate (%)	0.80
Dividend yield (%)	—

Summary of Stock Award Activity and Related Information
A summary of our stock award activity and related information is as follows:

	PSUs	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2021	3,356,966	18.40	2,366,383	9.05
Granted	3,740,075	26.10	79,844	22.29
Vested	(200,995)	20.91	(1,198,742)	9.05
Forfeited	(1,595,221)	25.87	(188,013)	9.08
Nonvested at December 31, 2021	5,300,825	21.50	1,059,472	10.05

At December 31, 2021:
Unrecognized cost for nonvested awards ($ in millions)	85		5
Weighted-average future recognition period (in years)	2.93		0.92

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value	Details of the grants are as follows:

	2021	2020	2019
PSUs granted during the year	3,740,075	—	2,133,512
Weighted-average grant date fair value ($)	26.10	—	11.10

RSUs granted during the year	79,844	2,375,141	131,676
Weighted-average grant date fair value ($)	22.29	9.04	14.10

Schedule of Stock-Based Compensation Expense
Total compensation cost (recovery) for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ in millions)	2021	2020	2019
Cost of services	2	(1)	2
Selling, general and administrative	30	(4)	21
Research and development	3	(1)	3
Stock-based compensation expense before income taxes	35	(7)	27
Income tax benefit (provision)	8	(2)	6
Total stock-based compensation, net of tax	27	(5)	20